Revenue Recognition - Summary of Consideration allocated to performance obligations (Detail) - USD ($) $ in Thousands	May 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Total Deferred Revenue - Current	$ 1,780	$ 1,780	$ 1,705	$ 2,044	$ 2,584
Total Deferred Revenue - Long-term	872	$ 872	802	836	1,173
Pellet procedures [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	1,052		1,047	1,409	2,038
Pellet procedures [Member] | Product revenue [Member] | Within One Year [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	780		789	1,125	1,601
Pellet procedures [Member] | Product revenue [Member] | Later Than One Year [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	272		258	284	436
Training [Member] | Service revenue [Member] | Within One Year [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	93		67	57	50
Contract-term services [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	1,507		1,392	1,413	1,669
Contract-term services [Member] | As Previously Reported [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount			1,393
Contract-term services [Member] | Service revenue [Member] | Within One Year [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	907		849	862	932
Contract-term services [Member] | Service revenue [Member] | Later Than One Year [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 599		543	$ 551	$ 737
Contract-term services [Member] | Service revenue [Member] | Later Than One Year [Member] | As Previously Reported [Member]
Disclosure In Tabular Form Of Consideration Allocated To Performance Obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount			$ 544